Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Taxes
Income taxes recognized in the income statement can be detailed
a
s follows:

Million US dollar	2019	2018 restated	2017 restated
Current year	(2 863)	(2 704)	(3 698)
(Underprovided)/overprovided in prior years	58	101	1
Current tax expense	(2 805)	(2 603)	(3 697)
Origination and reversal of temporary differences	(21)	(148)	2 000
(Utilization)/recognition of deferred tax assets on tax losses	13	120	23
Recognition of previously unrecognized tax losses	27	46	16
Deferred tax (expense)/income	19	18	2 039
Total income tax expense	(2 786)	(2 585)	(1 658)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows
:

Million US dollar	2019	2018 restated	2017 restated
Profit before tax	12 776	7 741	10 264
Deduct share of result of associates and joint ventures	152	153	430
Profit before tax and before share of result of associates and joint ventures	12 624	7 588	9 834
Adjustments on taxable basis
Government incentives	(709)	(742)	(982)
Non-deductible/(non-taxable) marked to market on derivatives	(1 776)	3 496	579
Other expenses not deductible for tax purposes	1 223	1 796	1 795
Other non-taxable income	(282)	(158)	(178)
	11 080	11 980	11 048
Aggregated weighted nominal tax rate	26.2%	26.5%	28.2%
Tax at aggregated weighted nominal tax rate	(2 901)	(3 172)	(3 116)
Adjustments on tax expense
Utilization of tax losses not previously recognized	13	120	23
Recognition of deferred taxes assets on previous years’ tax losses	27	46	16
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(137)	(125)	(143)
(Underprovided)/overprovided in prior years	58	101	1
Deductions from interest on equity	666	471	553
Deductions from goodwill	20	17	57
Other tax deductions	259	400	723
US Tax reform (change in tax rate and other)	—	116	1 760
Change in tax rate	(95)	144	(59)
Withholding taxes	(505)	(403)	(386)
Brazilian Federal Tax Amnesty Program	—	—	(870)
Other tax adjustments	(191)	(300)	(217)
	(2 786)	(2 585)	(1 658)
Effective tax rate	22.1%	34.1%	16.9%

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2019	2018	2017
Re-measurements of post-employment benefits	19	22	(39)
Cash flow and net investment hedges	88	108	(95)
Income tax (losses)/gains	107	130	(134)